Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Income taxes paid (refund), classified as operating activities	$ 473	$ 973	$ 1,049	$ 1,268
Income taxes paid refund classified as operating activities discontinued operations	0	57	0	110
Income taxes paid refund classified as operating activities total company	$ 473	$ 1,030	$ 1,049	$ 1,378